Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.58%
Alabama–2.97%
Auburn University; Series 2015 A, Ref. RB(a)(b)	5.00%	06/01/2025	$1,000	$1,000,000
Baldwin (County of), AL Public Building Authority (DHR); Series 2007 A, Revenue Wts. (INS - SGI)(c)	4.38%	06/01/2028	10	10,006
Black Belt Energy Gas District (The); Series 2024 A, RB(b)	5.25%	09/01/2032	1,585	1,671,399
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(b)	4.00%	12/01/2025	20,675	20,678,461
Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(b)	4.00%	10/01/2026	5,000	5,008,444
Black Belt Energy Gas District (The) (No. 7); Series 2021, RB(b)	4.00%	12/01/2026	8,820	8,812,546
Mobile (City of), AL Industrial Development Board (Alabama Power Co. Barry Plant); Series 2008, RB(b)	3.30%	03/12/2026	3,500	3,499,830
Tender Option Bond Trust Receipts/Certificates; Series 2022, VRD RB(d)(e)	1.75%	06/04/2025	5,000	5,000,000
				45,680,686
Alaska–0.09%
Alaska (State of) International Airports System; Series 2025 A, Ref. RB	5.00%	10/01/2026	510	523,650
Northern Tobacco Securitization Corp.; Series 2021 B-1, Ref. RB	4.00%	06/01/2050	965	904,906
				1,428,556
Arizona–3.38%
Arizona (State of) Game & Fish Department & Commission (AGF Administration Building); Series 2006, RB	5.00%	07/01/2032	105	105,111
Arizona (State of) Industrial Development Authority; Series 2024, RB(b)	5.00%	09/01/2026	1,000	1,020,830
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2023, RB	5.00%	11/01/2028	1,500	1,563,617
Arizona (State of) Industrial Development Authority (Unity at West Glendale); Series 2024, RB(b)	5.00%	09/01/2026	1,100	1,116,094
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2022-1, RB(b)(f)	5.00%	09/01/2027	10,000	10,188,805
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group);
Series 2016, Ref. RB	5.00%	01/01/2034	4,935	5,034,516
Series 2016, Ref. RB	5.00%	01/01/2035	2,205	2,246,120
Maricopa County Unified School District No. 69 Paradise Valley; Series 2025 A, GO Bonds	5.00%	07/01/2026	1,000	1,023,440
Maricopa County Union High School District No. 210-Phoenix (2023); Series 2025 B, GO Bonds	5.00%	07/01/2027	1,000	1,045,155
Phoenix Civic Improvement Corp.;
Series 2014 B, Ref. RB	5.00%	07/01/2027	2,565	2,568,127
Series 2015 A, RB(a)(b)	5.00%	07/15/2025	1,250	1,252,692
Series 2015 B, Ref. RB(a)(b)	5.00%	07/15/2025	1,840	1,843,963
Series 2016, Ref. RB	5.00%	07/01/2033	1,500	1,521,022
Series 2017, Ref. RB	5.00%	07/01/2038	5,145	5,200,211
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(d)	5.00%	09/01/2026	50	50,022
Pima (County of), AZ Industrial Development Authority (Leading Edge Academy Maricopa); Series 2015, RB(a)(b)(d)	6.25%	12/01/2025	4,820	4,885,641
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	155	149,649
Pinal County Electric District No. 3; Series 2016, Ref. RB	5.00%	07/01/2035	1,100	1,113,919
Salt River Project Agricultural Improvement & Power District; Series 2015 A, Ref. RB(a)(b)	5.00%	06/01/2025	5,060	5,060,000
Sun Devil Energy Center LLC (Arizona State University);
Series 2008, Ref. RB	5.00%	07/01/2027	100	100,126
Series 2008, Ref. RB	5.00%	07/01/2030	155	155,179
University of Arizona Board of Regents;
Series 2015 D, RB	5.00%	07/01/2030	1,450	1,451,165
Series 2016 C, RB	5.00%	07/01/2030	1,060	1,073,843
Series 2022 B, RB	5.00%	07/01/2038	1,300	1,377,675
Westpark Community Facility District; Series 2016, Ref. GO Bonds	4.00%	07/15/2025	340	339,803
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center); Series 2024, Ref. RB	5.00%	08/01/2035	500	544,222
				52,030,947
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arkansas–0.07%
Fort Smith (City of), AR; Series 2015, Ref. RB	5.00%	10/01/2030	$1,130	$1,134,616
California–2.49%
California (State of);
Series 2012, Ref. GO Bonds	5.00%	09/01/2025	10	10,015
Series 2013, Ref. GO Bonds	5.00%	10/01/2026	5	5,008
Series 2014, Ref. GO Bonds	5.00%	10/01/2034	145	145,184
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2023, RB(b)	5.25%	04/01/2030	2,945	3,090,563
California (State of) Health Facilities Financing Authority; Series 2024 A, RB	3.85%	11/15/2027	1,850	1,853,885
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2032	1,285	1,337,262
Series 2018 A, RB	5.00%	11/15/2032	1,630	1,696,294
California (State of) Housing Finance Agency (Social Certificates);
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	3,799	3,751,348
Series 2023-1, RB	4.38%	09/20/2036	2,457	2,436,146
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(b)(d)(f)	9.50%	01/01/2035	2,000	1,938,543
California (State of) Municipal Finance Authority (Waste Management, Inc.); Series 2022 A, RB(b)(f)	4.13%	10/01/2025	5,000	4,999,942
California (State of) Public Works Board (California Community Colleges); Series 2005 E, RB (INS - NATL)(c)	4.50%	10/01/2026	170	170,220
East Side Union High School District; Series 2025 D, GO Bonds	5.00%	08/01/2027	4,000	4,198,631
Howell Mountain Elementary School District (Election of 2005); Series 2007, GO Bonds (INS - AGI)(c)(g)	0.00%	08/01/2027	520	478,854
Imperial Irrigation District; Series 2012 A, Ref. RB	5.00%	11/01/2027	225	225,339
Long Beach Unified School District;
Series 2012, Ref. GO Bonds	5.00%	08/01/2025	675	676,035
Series 2012, Ref. GO Bonds	5.00%	08/01/2028	775	777,861
Series 2012, Ref. GO Bonds	5.00%	08/01/2029	100	100,360
Northern California Energy Authority; Series 2024, Ref. RB(b)	5.00%	08/01/2030	3,600	3,762,484
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	590	547,796
Pasadena (City of), CA; Series 2015 A, Ref. COP	5.00%	02/01/2031	1,000	1,000,970
Peninsula Corridor Joint Powers Board; Series 2019 A, Ref. RB	5.00%	10/01/2044	1,285	1,293,044
San Jose (City of), CA; Series 2017 B, Ref. RB	5.00%	03/01/2042	3,730	3,757,470
				38,253,254
Colorado–1.73%
Adams & Arapahoe Joint School District No. 28J Aurora; Series 2017 A, Ref. GO Bonds	5.00%	12/01/2032	2,700	2,760,632
Aurora (City of), CO; Series 2024, RB	5.00%	08/01/2025	1,500	1,504,741
Colorado (State of) Department of Transportation; Series 2016, COP	5.00%	06/15/2035	1,330	1,346,655
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.13%	05/15/2028	1,000	969,750
Colorado (State of) Regional Transportation District (Fastracks);
Series 2016 A, RB	5.00%	11/01/2036	2,715	2,732,809
Series 2017 A, RB	5.00%	11/01/2033	1,000	1,010,109
Series 2017 A, RB	5.00%	11/01/2036	2,940	2,964,496
Denver (City & County of), CO; Series 2016 A, Ref. RB	5.00%	11/15/2032	1,770	1,808,120
Denver City & County School District No. 1;
Series 2025 A, GO Bonds	5.00%	12/01/2026	1,000	1,032,365
Series 2025 A, GO Bonds	5.25%	12/01/2036	1,500	1,699,842
Larimer County School District No. R-1 Poudre; Series 2018, GO Bonds	5.00%	12/15/2040	2,660	2,711,715
Rio Blanco County School District No. Re-1 Meeker; Series 2014, Ref. GO Bonds	4.50%	12/01/2025	1,685	1,686,242
St. Vrain Valley School District Re-1J (Boulder, Larimer & Weld Counties and the City and County of Broomfield); Series 2024, GO Bonds	5.00%	12/15/2025	1,000	1,010,944
Weld County School District No. Re-1; Series 2017, GO Bonds (INS - AGI)(c)	5.00%	12/15/2031	1,500	1,534,344
Weld County School District No. RE-7 Platte Valley; Series 2024, GO Bonds	5.00%	12/01/2025	1,735	1,751,882
				26,524,646
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–1.44%
Connecticut (State of);
Series 2016 E, GO Bonds	5.00%	10/15/2034	$3,280	$3,338,948
Series 2025 A, GO Bonds	5.00%	03/15/2026	2,000	2,030,909
Series 2025 A, GO Bonds	5.00%	03/15/2027	3,125	3,237,445
Connecticut (State of) (Transportation Infrastructure); Series 2015 A, RB	5.00%	08/01/2028	3,000	3,007,348
Connecticut (State of) Health & Educational Facilities Authority; Series 2025, RB(b)	5.00%	07/01/2030	5,000	5,431,090
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare);
Series 2014 E, RB	5.00%	07/01/2025	125	125,138
Series 2014 E, RB	5.00%	07/01/2026	1,000	1,003,124
Series 2014 E, RB	5.00%	07/01/2027	1,265	1,268,654
Connecticut (State of) Housing Finance Authority (Green Bonds); Series 2024, RB(b)	3.35%	05/15/2027	1,500	1,500,562
New Haven (City of), CT; Series 2024, Ref. GO Bonds (INS - AGI)(c)	5.00%	08/01/2025	760	762,074
South Central Connecticut Regional Water Authority; Twenty Ninth Series 2014, Ref. RB	5.00%	08/01/2025	500	500,711
				22,206,003
Delaware–0.27%
Delaware (State of) Economic Development Authority; Series 2020, Ref. RB(b)	1.25%	10/01/2025	4,250	4,185,162
District of Columbia–1.85%
District of Columbia;
Series 2012, RB	5.00%	12/01/2026	100	100,147
Series 2023 A, GO Bonds	5.00%	01/01/2037	3,000	3,256,047
Series 2025 A, Ref. RB	5.00%	06/01/2027	3,000	3,124,410
District of Columbia (Children’s Hospital Obligated Group);
Series 2015, Ref. RB	5.00%	07/15/2032	1,000	1,007,300
Series 2015, Ref. RB	5.00%	07/15/2040	3,190	3,192,335
Metropolitan Washington Airports Authority; Series 2010 D, VRD RB(e)(h)	1.98%	06/11/2025	10,000	10,000,000
Washington Metropolitan Area Transit Authority;
Series 2017 B, RB	5.00%	07/01/2025	1,390	1,391,798
Series 2017 B, RB	5.00%	07/01/2031	1,110	1,145,533
Series 2017 B, RB	5.00%	07/01/2035	1,400	1,424,415
Series 2017 B, RB	5.00%	07/01/2042	3,750	3,763,098
				28,405,083
Florida–8.03%
Board of Governors of Florida Atlantic University; Series 2016 A, Ref. RB	5.00%	07/01/2031	1,000	1,015,197
Broward (County of), FL;
Series 2013 B, RB	5.00%	10/01/2026	260	260,390
Series 2015 A, Ref. RB	5.00%	10/01/2028	3,895	3,918,525
Broward (County of), FL School Board;
Series 2015 A, Ref. COP(a)(b)	5.00%	07/09/2025	2,000	2,003,703
Series 2015 A, Ref. COP(a)(b)	5.00%	07/09/2025	4,000	4,007,406
Series 2015 B, Ref. COP(a)(b)	5.00%	07/09/2025	6,640	6,652,295
Series 2016 A, Ref. COP	5.00%	07/01/2032	4,135	4,201,304
Capital Trust Agency, Inc. (Gardens Apartements); Series 2015 A, RB	3.50%	07/01/2025	115	114,761
Central Florida Expressway Authority;
Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2026	3,005	3,070,915
Series 2017, Ref. RB	5.00%	07/01/2038	1,535	1,563,978
Series 2017, Ref. RB	5.00%	07/01/2039	2,020	2,043,225
Duval County (County of), FL School Board; Series 2025 A, Ref. COP (INS - AGI)(c)	5.00%	07/01/2028	1,250	1,321,285
Florida (State of) Board of Governors (University of North Florida); Series 2023 A, RB	5.00%	11/01/2025	1,270	1,278,724
Florida (State of) Municipal Loan Council (Shingle Creek Transit & Utility Community Development District); Series 2024, RB(f)	4.50%	05/01/2031	230	230,757
Florida (State of) Municipal Power Agency;
Series 2015, RB	5.00%	10/01/2030	1,930	1,938,778
Series 2016 A, Ref. RB	5.00%	10/01/2027	2,385	2,436,902
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion); Series 2024, Ref. RB(f)	5.00%	07/01/2035	1,000	986,405
Florida Development Finance Corp. (Brightline Florida Passenger Rail); Series 2024, Ref. RB(f)	5.00%	07/01/2037	3,000	2,880,629
Florida Housing Finance Corp.; Series 2024 3, RB (CEP - GNMA)	6.25%	01/01/2055	1,645	1,785,491
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida Housing Finance Corp. (Social Bonds); Series 2022-3, RB (CEP - GNMA)	5.50%	01/01/2054	$4,000	$4,173,142
Gainesville (City of), FL; Series 2017 A, RB	5.00%	10/01/2031	1,265	1,322,534
Greater Orlando Aviation Authority;
Series 2016 B, RB(a)(b)	5.00%	10/01/2026	210	215,704
Series 2016 B, RB	5.00%	10/01/2039	2,165	2,183,790
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 F, RB	5.00%	10/01/2043	1,305	1,315,914
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB	5.00%	11/15/2034	6,000	6,699,293
Hillsborough (County of), FL School Board (Master Lease Program); Series 2015 A, Ref. COP	5.00%	07/01/2030	2,330	2,332,828
JEA Electric System;
Series 2017 B, Ref. RB	5.00%	10/01/2032	3,410	3,526,652
Series 2017 B, Ref. RB	5.00%	10/01/2033	4,000	4,126,513
JEA Water & Sewer System; Series 2025 A, Ref. RB	5.00%	10/01/2025	1,800	1,812,092
Lake (County of), FL School Board; Series 2015 B, Ref. COP(a)(b)	5.00%	06/24/2025	2,000	2,002,196
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group); Series 2024 B-3, RB	4.13%	11/15/2029	1,155	1,155,706
Lee County School Board (The); Series 2016 A, COP	5.00%	08/01/2035	1,000	1,017,860
Miami (City of) & Dade (County of), FL School Board (The);
Series 2015 D, Ref. COP	5.00%	02/01/2034	2,220	2,237,807
Series 2016 A, Ref. COP	5.00%	05/01/2032	3,295	3,334,894
Series 2025 A, Ref. COP	5.00%	05/01/2028	5,000	5,259,957
Series 2025, Ref. COP	5.00%	05/01/2026	3,000	3,048,470
Miami-Dade (County of), FL;
Series 2014, RB	5.00%	10/01/2032	1,160	1,160,875
Series 2015 B, Ref. GO Bonds	5.00%	07/01/2029	1,105	1,107,532
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB	5.00%	07/01/2040	10,000	9,999,598
Series 2016 A, Ref. RB	5.00%	07/01/2032	2,000	2,025,520
Miami-Dade (County of), FL Transit System; Series 2015, Ref. RB	5.00%	07/01/2031	2,210	2,213,154
Orlando (City of), FL Utilities Commission; Series 2025 A, RB	5.00%	10/01/2036	1,000	1,106,458
Osceola (County of), FL; Series 2016 A, Ref. RB	5.00%	10/01/2030	1,000	1,004,681
Palm Beach County School District;
Series 2015 C, Ref. COP(a)(b)	5.00%	08/01/2025	1,000	1,002,994
Series 2015 D, Ref. COP(a)(b)	5.00%	08/01/2025	1,410	1,414,222
Series 2025 A, Ref. COP	5.00%	08/01/2029	1,250	1,346,905
St. Johns (County of), FL Housing Finance Authority (Oaks at St. John); Series 2023 B, RB(b)(d)	5.50%	12/01/2026	6,000	5,970,460
Sunshine Skyway Bridge; Series 2019 A, RB	5.00%	07/01/2025	1,775	1,777,529
Tallahassee (City of), FL; Series 2017, Ref. RB	5.00%	10/01/2031	1,225	1,231,911
USF Financing Corp.; Series 2012 A, Ref. COP	5.00%	07/01/2032	4,550	4,555,274
				123,393,135
Georgia–2.37%
Atlanta (City of), GA; Series 2015, Ref. RB	5.00%	11/01/2040	3,460	3,470,572
Atlanta (City of), GA Urban Residential Finance Authority (GE Tower Apartments); Series 2023 B, RB(b)	5.75%	06/01/2025	3,000	3,000,000
Burke (County of), GA Development Authority (The) (Georgia Power Co. Plant Vogtle); Series 2012, Ref. RB(b)	2.88%	08/19/2025	5,000	4,988,573
Carroll (County of), GA; Series 2021, GO Bonds	5.00%	06/01/2026	1,250	1,274,044
College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(c)	4.38%	01/01/2026	10	10,008
DeKalb (County of), GA Development Authority (The Globe Academy, Inc.); Series 2024 A, RB	4.00%	06/01/2035	690	657,912
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	3,250	3,173,102
Fulton (County of), GA; Series 2013, Ref. RB	5.00%	01/01/2027	1,605	1,612,623
Main Street Natural Gas, Inc.;
Series 2019 C, RB(b)	4.00%	09/01/2026	7,000	7,015,731
Series 2021 A, RB(b)	4.00%	09/01/2027	5,120	5,118,801
Series 2021 C, RB	4.00%	12/01/2025	1,100	1,102,237
Series 2022 C, RB(b)(d)	4.00%	11/01/2027	5,000	4,970,477
				36,394,080
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–0.64%
Hawaii (State of);
Series 2014 EO, GO Bonds	5.00%	08/01/2028	$1,880	$1,882,203
Series 2016 FG, GO Bonds	5.00%	10/01/2030	2,890	2,957,191
Honolulu (City & County of), HI;
Series 2016 A, RB	5.00%	07/01/2036	1,000	1,012,212
Series 2023, RB(b)	5.00%	06/01/2026	2,125	2,160,210
Honolulu (City & County of), HI (Honolulu Rail Transit); Series 2015 B, Ref. GO Bonds	5.00%	10/01/2031	1,750	1,756,860
				9,768,676
Idaho–0.25%
Boise State University; Series 2016 A, Ref. RB	5.00%	04/01/2033	2,000	2,024,129
Idaho (State of) Housing & Finance Association; Series 2024 A, RB (CEP - GNMA)	6.00%	07/01/2054	1,670	1,817,367
				3,841,496
Illinois–7.39%
Chicago (City of), IL (O’Hare International Airport);
Series 2016 B, Ref. RB	5.00%	01/01/2033	6,205	6,244,402
Series 2016 C, Ref. RB	5.00%	01/01/2038	3,000	3,009,589
Series 2024 B, RB	5.00%	01/01/2036	1,000	1,097,196
Chicago (City of), IL Transit Authority;
Series 2024 A, Ref. RB	5.00%	12/01/2025	2,000	2,019,362
Series 2024 A, Ref. RB	5.00%	12/01/2035	1,500	1,654,986
Series 2024 A, Ref. RB	5.00%	12/01/2036	1,500	1,640,802
Collinsville (City of), IL Area Recreation District;
Series 2004, GO Bonds (INS - NATL)(c)	4.60%	12/01/2025	350	350,315
Series 2004, GO Bonds (INS - NATL)(c)	4.65%	12/01/2026	450	450,410
Series 2007, Ref. GO Bonds (INS - AMBAC)(c)	4.00%	12/01/2027	65	64,992
Cook (County of), IL;
Series 2016 A, Ref. GO Bonds	5.00%	11/15/2029	1,000	1,021,316
Series 2016 A, Ref. GO Bonds	5.00%	11/15/2030	4,950	5,049,166
Series 2018, Ref. GO Bonds	5.00%	11/15/2034	1,150	1,167,004
DuPage County Forest Preserve District; Series 2025, GO Bonds	5.00%	11/01/2026	1,000	1,027,394
Elk Grove Village (Village of), IL; Series 2017, GO Bonds	5.00%	01/01/2035	1,000	1,021,735
Elmhurst Park District;
Series 2025, GO Bonds	5.00%	12/15/2025	820	828,318
Series 2025, GO Bonds	5.00%	12/15/2026	250	257,734
Series 2025, GO Bonds	5.00%	12/15/2035	400	446,423
Series 2025, GO Bonds	5.00%	12/15/2036	875	966,632
Grundy Kendall & Will Counties Community High School District No. 111 (Minooka);
Series 2025, GO Bonds	5.00%	12/01/2026	200	205,879
Series 2025, GO Bonds	5.00%	12/01/2034	650	712,112
Illinois (State of);
Series 2016, GO Bonds	5.00%	11/01/2025	2,000	2,014,379
Series 2016, GO Bonds	5.00%	01/01/2027	3,510	3,542,502
Series 2019 A, GO Bonds	5.00%	11/01/2026	2,935	3,004,710
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(f)	8.00%	06/01/2032	560	560,581
Illinois (State of) Finance Authority; Series 2016 A, Ref. RB	5.00%	10/01/2035	2,000	2,016,897
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2014, Ref. RB	5.00%	08/01/2025	1,505	1,506,328
Illinois (State of) Finance Authority (Carle Foundation (The)); Series 2016 A, Ref. RB	5.00%	02/15/2032	4,300	4,336,658
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $443,275)(i)	5.00%	11/01/2025	440	294,800
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $470,654)(i)	5.00%	11/01/2026	460	308,200
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2027	425	437,146
Series 2017, Ref. RB	5.00%	08/01/2028	500	513,784
Series 2017, Ref. RB	5.00%	08/01/2029	325	333,194
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2034	3,980	3,979,905
Illinois (State of) Finance Authority (Uchicago Medicine); Series 2022 B-2, RB(b)	5.00%	08/15/2027	9,850	10,172,989
Illinois (State of) Housing Development Authority; Series 2005, RB (INS - AGI)(c)	4.60%	09/01/2025	5	5,005
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Housing Development Authority (6900 Crandon); Series 2023, RB (CEP - Federal Housing Administration)(b)	5.00%	02/01/2026	$4,570	$4,618,325
Illinois (State of) Housing Development Authority (Green Bonds); Series 2024 E, Ref. VRD RB (CEP - Federal Housing Administration)(e)	1.99%	06/11/2025	3,500	3,500,000
Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	5.00%	02/01/2032	3,900	3,901,999
Illinois (State of) Regional Transportation Authority; Series 2004 A, RB (INS - AGI)(c)	5.25%	06/01/2025	2,930	2,930,000
Illinois (State of) Toll Highway Authority;
Series 2015 A, RB	5.00%	01/01/2036	4,700	4,700,664
Series 2016 A, Ref. RB	5.00%	12/01/2032	9,115	9,181,649
Kane Cook & DuPage Counties School District No. U-46 Elgin; Series 2025, GO Bonds	5.00%	01/01/2036	1,115	1,214,304
Kane McHenry Cook & De Kalb Counties Unit School District No. 300; Series 2015, Ref. GO Bonds	5.00%	01/01/2028	1,000	1,001,259
Kendall, Kane & Will (Counties of), IL Community Unit School District No. 308; Series 2016, Ref. GO Bonds	5.00%	02/01/2035	3,000	3,017,389
Madison-Macoupin Etc Counties Community College District No. 536; Series 2015 A, Ref. GO Bonds (INS - BAM)(c)	5.00%	11/01/2027	1,335	1,336,628
Rockford (City of), IL (Waterworks System Alternative Revenue Source); Series 2010, GO Bonds	3.75%	12/15/2025	140	140,057
Tender Option Bond Trust Receipts/Certificates; Series 2023, VRD RB (INS - AGI)(c)(d)(e)	1.62%	06/04/2025	11,530	11,530,000
University of Illinois; Series 2008 A, Ref. COP (INS - AGI)(c)	5.25%	10/01/2026	1,020	1,021,687
West Chicago Fire Protection District; Series 2008, GO Bonds (INS - NATL)(c)	4.75%	01/01/2029	15	15,013
Will County Community Unit School District No. 201-U Crete-Monee; Series 2005, GO Bonds(a)(g)	0.00%	11/01/2025	1,755	1,729,916
Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley Clg	4.00%	01/01/2035	1,440	1,439,600
				113,541,335
Indiana–1.06%
Indiana (State of) Finance Authority; Series 2016, Ref. RB	5.00%	09/01/2028	1,280	1,309,964
Indiana (State of) Finance Authority (CWA Authority); Series 2014 A, RB	5.00%	10/01/2026	1,750	1,752,670
Indiana (State of) Housing & Community Development Authority (Social Bonds); Series 2023 A-1, RB (CEP - GNMA)	5.75%	07/01/2053	2,740	2,884,737
Indiana (State of) Municipal Power Agency;
Series 2016 C, Ref. RB	5.00%	01/01/2039	1,000	1,007,902
Series 2025 A, Ref. RB (INS - AGI)(c)	5.00%	01/01/2026	1,000	1,011,304
Indianapolis Local Public Improvement Bond Bank; Series 2015, Ref. RB(f)	5.00%	01/01/2030	3,250	3,254,444
Merrillville (Town of), IN (Belvedere Housing); Series 2016, RB	5.05%	04/01/2026	100	99,038
Rockport (City of), IN (Indiana Michigan Power Co.); Series 2025, Ref. RB(b)	3.70%	06/01/2029	5,000	4,989,620
				16,309,679
Iowa–2.03%
Ames (City of), IA (Mary Greely Medical Center); Series 2016, Ref. RB	5.00%	06/15/2032	4,430	4,476,320
Iowa (State of) Finance Authority (Unitypoint Health);
Series 2014 C, RB	5.00%	02/15/2031	810	811,533
Series 2014 C, RB	5.00%	02/15/2032	3,405	3,411,574
Iowa (State of) Higher Education Loan Authority (Grinnell College); Series 2014, Ref. RB	5.00%	12/01/2032	1,675	1,675,675
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	905	905,000
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	19,695	19,913,075
				31,193,177
Kansas–1.36%
Kansas (State of) Department of Transportation; Series 2025 A, Ref. RB	5.00%	09/01/2028	7,000	7,451,910
University of Kansas Hospital Authority (KU Health System);
Series 2015, Ref. RB	5.00%	09/01/2030	1,930	1,937,076
Series 2015, Ref. RB	5.00%	09/01/2032	2,765	2,773,411
Series 2015, Ref. RB	5.00%	09/01/2035	2,000	2,004,177
Valley Center (City of), KS; Series 2023-1, GO Notes	4.38%	12/01/2025	4,820	4,821,227
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2024 VIII, Ref. RB	5.25%	05/15/2039	1,000	964,764
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2016 C, RB	5.00%	09/01/2030	1,000	1,020,707
				20,973,272
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–1.53%
Jefferson County Capital Projects Corp.; Series 2007 A, Ref. RB (INS - AGI)(c)	4.38%	06/01/2028	$25	$25,027
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2025	425	425,357
Series 2015 A, RB	5.00%	07/01/2028	1,000	1,001,051
Kentucky (Commonwealth of) Municipal Power Agency; Series 2015 A, Ref. RB (INS - NATL)(c)	5.00%	09/01/2026	2,000	2,006,650
Kentucky (Commonwealth of) Property & Building Commission (No. 112); Series 2016 A, RB	5.00%	02/01/2034	1,950	1,968,073
Kentucky (Commonwealth of) Property & Building Commission (No. 132);
Series 2025 A, RB	5.00%	04/01/2026	1,000	1,014,912
Series 2025 A, RB	5.00%	04/01/2036	1,000	1,110,951
Kentucky (Commonwealth of) Public Energy Authority;
Series 2019 A-1, RB(a)(b)	4.00%	06/01/2025	5,000	5,000,000
Series 2025 A, Ref. RB(b)	5.25%	12/01/2029	3,500	3,672,069
Kentucky (Commonwealth of) Turnpike Authority (Revitalization); Series 2016, RB	5.00%	07/01/2031	1,715	1,740,675
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2016 A, Ref. RB	5.00%	10/01/2031	2,835	2,877,085
Series 2016 A, Ref. RB	5.00%	10/01/2032	2,660	2,695,454
				23,537,304
Louisiana–0.70%
Louisiana (State of); Series 2022 A, Ref. RB (SOFR + 0.50%)(b)(j)	3.55%	05/01/2026	3,075	3,067,764
New Orleans (City of), LA Aviation Board (Consolidated Rental Car);
Series 2018, Ref. RB (INS - AGI)(c)	5.00%	01/01/2036	1,250	1,274,819
Series 2018, Ref. RB (INS - AGI)(c)	5.00%	01/01/2037	1,440	1,464,593
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(b)	3.30%	07/03/2028	5,000	4,901,939
				10,709,115
Maine–0.18%
Maine (State of) Turnpike Authority; Series 2025, Ref. RB (INS - AGI)(c)	5.00%	07/01/2028	1,680	1,781,398
Portland (City of), ME; Series 2016, Ref. RB	5.00%	01/01/2032	1,000	1,005,133
				2,786,531
Maryland–0.91%
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2017, Ref. RB	5.00%	07/01/2031	3,000	3,044,774
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health);
Series 2013 B, RB	5.00%	08/15/2027	200	200,517
Series 2017 A, RB	5.00%	05/15/2042	1,875	1,850,240
Maryland (State of) Health & Higher Educational Facilities Authority (Medstar Health, Inc.); Series 2015, Ref. RB	5.00%	08/15/2032	6,840	6,843,139
Maryland Economic Development Corp.; Series 2025, Ref. RB(b)(d)	5.00%	03/27/2035	2,155	2,103,715
				14,042,385
Massachusetts–0.74%
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2015 F, Ref. RB	5.00%	08/15/2034	1,600	1,600,836
Series 2015, Ref. RB	5.00%	08/15/2033	3,735	3,738,064
Series 2025, RB	5.00%	07/01/2029	1,800	1,889,120
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2025, Ref. RB	5.00%	01/01/2026	1,115	1,124,518
Massachusetts (Commonwealth of) Health & Educational Facilities Authority; Series 2007 C, RB (SIFMA Municipal Swap Index + 0.90%)(j)	2.87%	11/15/2032	2,155	2,077,182
Massachusetts (Commonwealth of) Port Authority; Series 2016 A, Ref. RB	5.00%	07/01/2025	1,000	1,001,466
Waltham (City of), MA; Series 2008, GO Bonds	4.20%	09/15/2027	15	15,012
				11,446,198
Michigan–4.12%
Ann Arbor School District; Series 2025, Ref. GO Bonds	5.00%	05/01/2029	2,885	3,098,855
Detroit (City of), MI; Series 2006, Ref. RB (3 mo. Term SOFR + 0.60%)(c)(j)	3.66%	07/01/2032	7,825	7,727,484
Garden City (City of), MI; Series 2024, GO Bonds	5.00%	10/01/2025	1,195	1,202,115
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Great Lakes Water Authority;
Series 2016 C, Ref. RB	5.00%	07/01/2032	$1,560	$1,584,021
Series 2016 D, Ref. RB	5.00%	07/01/2036	5,000	5,049,247
Karegnondi Water Authority (Karegnondi Water Pipeline); Series 2024, Ref. RB (INS - BAM)(c)	5.00%	11/01/2025	1,000	1,008,109
L’Anse Creuse Public Schools; Series 2025 I, GO Bonds	5.00%	05/01/2036	1,000	1,118,009
Michigan (State of) Building Authority (Facilities Program);
Series 2015 I, Ref. RB	5.00%	04/15/2030	2,330	2,343,399
Series 2015 I, Ref. RB	5.00%	04/15/2031	1,565	1,573,360
Series 2016 I, Ref. RB	5.00%	10/15/2032	1,250	1,276,905
Series 2020, Ref. VRD RB(e)	2.07%	06/11/2025	3,100	3,100,000
Michigan (State of) Finance Authority; Series 2025 A, Ref. RB	5.00%	02/15/2029	2,385	2,559,628
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2022, Ref. RB	5.00%	04/15/2036	2,000	2,133,902
Michigan (State of) Finance Authority (McLaren Health Care); Series 2015, Ref. RB	5.00%	05/15/2034	1,340	1,340,607
Michigan (State of) Finance Authority (Trinity Health Credit Group);
Series 2015, Ref. RB	5.50%	12/01/2028	2,245	2,248,900
Series 2015, Ref. RB	5.50%	12/01/2029	3,075	3,080,092
Michigan (State of) Housing Development Authority (Social Bonds); Series 2024 A, RB	6.00%	06/01/2054	3,805	4,087,358
Muskegon Heights (City of), MI; Series 2006, Ref. RB (INS - NATL)(c)	4.00%	11/01/2026	185	184,782
Portage Public Schools; Series 2025, GO Bonds (INS - BAM)(c)	6.00%	11/01/2025	1,000	1,012,104
Rib Floater Trust; Series 2022-047, VRD RB(d)(e)	1.53%	06/04/2025	10,000	10,000,000
Utica Community Schools; Series 2016, Ref. GO Bonds	5.00%	05/01/2031	1,990	2,024,164
Wayne (County of), MI Airport Authority (Detroit Michigan Wayne County Airport); Series 2015 D, RB	5.00%	12/01/2029	1,700	1,704,592
Wayne State University; Series 2018 A, RB	5.00%	11/15/2038	2,220	2,233,289
Western Michigan University; Series 2015 A, Ref. RB(a)(b)	5.00%	06/16/2025	1,700	1,701,186
				63,392,108
Minnesota–0.30%
Minnesota (State of) Governmental Agency Finance Group (Flexible Term Program); Series 2007 A-1, RB (INS - AGI)(c)	4.13%	03/01/2027	10	10,001
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2017 A, Ref. RB	5.00%	10/01/2029	1,400	1,448,224
Minnesota State Colleges And Universities Foundation; Series 2013 A, RB	4.00%	10/01/2025	1,000	1,000,481
St. Paul (City of), MN Housing & Redevelopment Authority (Healthpartners Obligated Group); Series 2015 A, Ref. RB(a)(b)	5.00%	07/01/2025	1,895	1,897,435
St. Paul (City of), MN Housing & Redevelopment Authority (St. Paul City School); Series 2016 A, Ref. RB(a)(b)	4.50%	07/01/2026	175	176,330
				4,532,471
Mississippi–0.10%
Mississippi (State of); Series 2015 C, Ref. GO Bonds	5.00%	10/01/2026	1,500	1,510,187
Mississippi Business Finance Corp. (Northrop Grumman Corp.); Series 2006, RB	4.55%	12/01/2028	25	25,001
				1,535,188
Missouri–1.86%
Cassville School District No. R-IV; Series 2023, GO Bonds	5.25%	03/01/2039	2,220	2,274,373
Jackson County Consolidated School District No. 4;
Series 2022, GO Bonds	5.00%	03/01/2038	1,825	1,855,618
Series 2022, GO Bonds	5.00%	03/01/2039	3,005	3,047,298
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(d)	4.25%	04/01/2026	100	99,350
Maryland Heights (City of), MO (Westport Plaza Redevelopment); Series 2020, RB	4.13%	11/01/2038	920	849,615
Missouri (State of) Health & Educational Facilities Authority (St. Anthony’s Medical Center); Series 2015 B, Ref. RB	5.00%	02/01/2036	6,245	6,248,538
Missouri (State of) Health & Educational Facilities Authority (St. Louis University); Series 2015 A, RB	5.00%	10/01/2038	4,500	4,512,588
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2016, Ref. RB	5.00%	11/15/2030	1,215	1,230,757
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State);
Series 2015 A, Ref. RB(a)(b)	5.00%	06/01/2025	2,600	2,600,000
Series 2015 A, Ref. RB(a)(b)	5.00%	06/01/2025	3,500	3,500,000
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Springfield Public Building Corp.; Series 2000 A, RB (INS - AMBAC)(c)(g)	0.00%	06/01/2025	$60	$60,000
St. Charles (County of), MO Public Water Supply District No. 2; Series 2016, Ref. COP	5.00%	12/01/2030	2,255	2,268,339
				28,546,476
Nebraska–1.03%
Central Plains Energy Project; Series 2019, Ref. RB(b)	4.00%	08/01/2025	3,380	3,380,958
Douglas (County of), NE (Creighton University); Series 2025, Ref. RB	5.00%	07/01/2027	1,000	1,039,594
Gretna Public Schools; Series 2022 B, GO Bonds	5.00%	12/15/2027	1,000	1,007,632
Nebraska (State of) Municipal Energy Agency; Series 2022 A, Ref. RB	5.00%	04/01/2026	1,250	1,269,259
Omaha School District; Series 2016, GO Bonds	5.00%	12/15/2032	5,000	5,122,777
Public Power Generation Agency (Whelan Energy Center Unit 2);
Series 2016, Ref. RB	5.00%	01/01/2032	2,980	3,032,604
Series 2024, Ref. RB	5.00%	01/01/2026	1,000	1,011,304
				15,864,128
Nevada–1.62%
Clark (County of), NV;
Series 2015 A, Ref. GO Bonds	5.00%	07/01/2026	2,125	2,128,446
Series 2015, RB(a)(b)	5.00%	08/28/2025	1,770	1,777,756
Clark (County of), NV Water Reclamation District; Series 2015, Ref. GO Bonds	5.00%	07/01/2032	2,000	2,002,116
Clark County School District;
Series 2015 D, GO Bonds	5.00%	06/15/2029	1,755	1,769,513
Series 2021 A, GO Bonds	5.00%	06/15/2026	2,000	2,040,196
Las Vegas Valley Water District; Series 2016 B, Ref. GO Bonds	5.00%	06/01/2036	2,805	2,836,609
Nevada (State of) (Casa Grande); Series 2024, COP	5.00%	04/01/2026	1,030	1,048,339
Truckee Meadows Water Authority;
Series 2016, Ref. RB	5.00%	07/01/2031	2,775	2,821,862
Series 2016, Ref. RB	5.00%	07/01/2032	2,000	2,032,283
Washoe (County of), NV (Sierra Pacific Power Corp.);
Series 2016, Ref. RB(b)	3.63%	10/01/2029	1,500	1,495,650
Series 2016, Ref. RB(b)(f)	4.13%	10/01/2029	5,000	4,995,414
				24,948,184
New Hampshire–1.11%
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	5,232	4,924,663
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB	4.25%	07/20/2041	3,908	3,624,468
Series 2024-3, Revenue Ctfs.	4.16%	10/20/2041	4,975	4,388,278
New Hampshire (State of) Health and Education Facilities Authority; Series 2016, Ref. RB	5.50%	06/01/2031	4,000	4,059,463
				16,996,872
New Jersey–2.89%
Camden (County of), NJ Improvement Authority (The) (County Capital Program); Series 2024, RB(b)	5.00%	03/01/2026	4,000	4,048,136
Gloucester (County of), NJ Improvement Authority (The); Series 2015 B, Ref. RB	5.00%	07/01/2027	2,000	2,003,054
New Jersey (State of) Economic Development Authority; Series 2004 A, RB(a)	5.25%	07/01/2025	820	821,317
New Jersey (State of) Economic Development Authority (Rutgers University); Series 2013, RB	5.00%	06/15/2025	130	130,077
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2032	815	834,995
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2016, Ref. RB	5.00%	07/01/2031	5,100	5,164,911
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2016 A, Ref. RB	5.00%	07/01/2031	9,110	9,258,860
New Jersey (State of) Housing & Mortgage Finance Agency; Series 2024 B, RB	3.50%	05/01/2029	2,625	2,618,529
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds); Series 2022 I, RB	5.00%	10/01/2053	2,480	2,554,756
New Jersey (State of) Transportation Trust Fund Authority;
Series 2016 A-1, RN	5.00%	06/15/2028	1,140	1,160,197
Series 2018 A, Ref. RN	5.00%	06/15/2029	5,000	5,081,497
Series 2018 A, Ref. RN	5.00%	06/15/2030	2,340	2,375,166
Series 2024 A, Ref. RB	5.00%	06/15/2036	1,000	1,079,496
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Turnpike Authority;
Series 2014 A, RB	5.00%	01/01/2027	$3,090	$3,094,861
Series 2025, RB	5.00%	01/01/2028	4,000	4,198,120
				44,423,972
New Mexico–0.93%
Albuquerque Municipal School District No. 12;
Series 2017, GO Bonds	5.00%	08/01/2029	2,575	2,624,835
Series 2017, GO Bonds	5.00%	08/01/2031	1,700	1,730,557
Series 2017, GO Bonds	5.00%	08/01/2032	2,910	2,959,637
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010, Ref. RB(b)	3.90%	06/01/2028	3,700	3,728,078
New Mexico Mortgage Finance Authority (Mountain View II & III Apartments); Series 2023, RB(b)	5.00%	09/01/2025	3,000	3,010,191
Saltillo Public Improvement District; Series 2018, Ref. RB (INS - BAM)(c)	4.00%	10/01/2025	160	160,379
				14,213,677
New York–9.25%
Jamestown City School District; Series 2024, GO Notes	4.50%	07/18/2025	1,400	1,402,163
Metropolitan Transportation Authority; Series 2015 F, Ref. RB	5.00%	11/15/2027	525	527,974
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	4.00%	11/15/2025	145	145,440
Series 2017 C-1, Ref. RB	5.00%	11/15/2026	605	620,664
Monroe County Industrial Development Corp. (Andrews Terrace Community); Series 2024, RB(b)	5.00%	07/01/2027	5,000	5,180,558
Monroe County Industrial Development Corp. (University of Rochester);
Series 2015 A, Ref. RB	5.00%	07/01/2030	3,275	3,278,303
Series 2015 A, Ref. RB	5.00%	07/01/2032	2,000	2,001,836
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2032	1,500	1,500,371
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	2,414	2,373,849
New York & New Jersey (States of) Port Authority;
One Hundred Ninety Third Series 2015, Ref. RB(f)	5.00%	10/15/2032	2,380	2,384,703
One Hundred Seventy Fifth Series 2012, RB	5.00%	12/01/2025	480	480,690
One Hundred Seventy Fifth Series 2012, RB	4.00%	12/01/2026	470	470,369
New York (City of), NY; Series 2012, VRD GO Bonds(e)	1.60%	06/11/2025	12,885	12,885,000
New York (City of), NY Transitional Finance Authority;
Series 2015 S-2, RB	5.00%	07/15/2030	3,000	3,004,287
Series 2016, RB	5.00%	05/01/2032	3,940	3,987,348
New York (State of) Dormitory Authority;
Series 2015 B, RB	5.00%	03/15/2032	5,370	5,390,899
Series 2016 D, Ref. RB(a)(b)	5.00%	08/15/2026	3,965	4,074,236
Series 2017 A, Ref. RB	5.00%	07/01/2034	1,410	1,442,956
New York (State of) Dormitory Authority (New York University); Series 2015 A, Ref. RB	5.00%	07/01/2035	2,640	2,641,861
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2025, Ref. RB	5.00%	05/01/2034	3,000	3,312,316
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.00%	10/01/2029	750	787,922
Series 2024, RB	5.00%	10/01/2030	750	792,578
Series 2024, RB	5.00%	10/01/2031	1,000	1,061,089
Series 2024, RB	5.00%	10/01/2033	1,100	1,166,182
New York (State of) Housing Finance Agency (Green Bonds);
Series 2023 E-2, RB(b)	3.80%	05/01/2027	4,000	4,000,962
Series 2023 E-2, RB(b)	3.88%	05/01/2028	4,380	4,395,954
Series 2024, RB(b)	3.45%	11/01/2029	7,200	7,204,725
New York (State of) Utility Debt Securitization Authority; Series 2015, Ref. RB	5.00%	12/15/2033	8,635	8,686,261
New York City Housing Development Corp. (Green Bonds);
Series 2021 F-2, RB (CEP - Federal Housing Administration)(b)	0.60%	07/01/2025	885	882,450
Series 2022 B-2, RB (CEP - Federal Housing Administration)(b)	3.40%	12/22/2026	12,495	12,491,836
Series 2022 C-3, VRD RB(e)	1.93%	06/11/2025	5,000	5,000,000
New York State Urban Development Corp.; Series 2015 A, Ref. RB	5.00%	03/15/2032	4,235	4,251,847
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(f)	5.00%	08/01/2026	$6,030	$6,029,946
Series 2016, Ref. RB(f)	5.00%	08/01/2031	20,070	19,995,035
Series 2020, Ref. RB(f)	5.25%	08/01/2031	8,135	8,311,317
				142,163,927
North Carolina–1.74%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 E, RB(b)	0.80%	10/31/2025	5,000	4,935,736
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems);
Series 2013 A, Ref. RB	5.00%	01/15/2026	230	230,317
Series 2016, Ref. RB	5.00%	01/15/2034	1,500	1,512,988
East Carolina University; Series 2016 A, RB	5.00%	10/01/2028	1,030	1,043,273
North Carolina (State of) (Garvee);
Series 2025, Ref. RB	5.00%	03/01/2027	10,000	10,368,957
Series 2025, Ref. RB	5.00%	03/01/2028	6,000	6,340,730
North Carolina (State of) Medical Care Commission; Series 2025, RB	3.90%	01/01/2029	680	680,595
North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2015 A, Ref. RB	5.00%	01/01/2031	1,610	1,622,564
University of North Carolina; Series 2008 A, RB (INS - AGI)(c)	4.75%	10/01/2028	10	10,011
				26,745,171
North Dakota–0.58%
Horace (City of), ND;
Series 2024 C, Ref. GO Bonds	5.00%	05/01/2030	520	545,640
Series 2024 C, Ref. GO Bonds	5.00%	05/01/2031	550	580,528
Series 2024 C, Ref. GO Bonds	5.00%	05/01/2032	580	614,160
Series 2024 C, Ref. GO Bonds	5.00%	05/01/2033	610	646,419
North Dakota (State of) Housing Finance Agency; Series 2015, VRD RB(e)	1.95%	06/11/2025	6,540	6,540,000
				8,926,747
Ohio–2.38%
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2023, RB(b)	5.00%	02/01/2027	3,000	3,060,673
Columbus (City of), OH; Series 2015, Ref. RB	5.00%	06/01/2030	1,575	1,600,785
Columbus City School District (Construction and Improvement); Series 2016 A, Ref. GO Bonds	5.00%	12/01/2031	6,260	6,350,172
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB	5.00%	01/01/2036	850	943,577
Cuyahoga (County of), OH (Shaker Square); Series 2010 D, Ref. RB	5.00%	12/01/2025	145	145,191
Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGI)(c)(f)	5.00%	12/01/2026	1,335	1,335,749
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(b)	4.38%	06/15/2026	1,500	1,477,838
Hamilton (County of), OH; Series 2016 A, Ref. RB	5.00%	12/01/2030	3,430	3,509,546
Martins Ferry (City of), OH; Series 2024, GO Notes(d)	4.25%	12/16/2025	1,200	1,203,772
Ohio (State of) Air Quality Development Authority (Ohio Valley Electrical Corp.);
Series 2009 A, RB	2.88%	02/01/2026	1,440	1,424,544
Series 2009, RB	2.88%	02/01/2026	4,610	4,560,520
Ohio (State of) Higher Educational Facility Commission (University of Dayton 2025); Series 2025, Ref. RB	5.00%	02/01/2036	780	862,740
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2018, Ref. RB	5.00%	12/01/2035	2,000	2,048,873
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	400	400,054
Scioto (County of), OH (Southern Ohio Medical Center);
Series 2016, Ref. RB	5.00%	02/15/2032	2,550	2,568,986
Series 2016, Ref. RB	5.00%	02/15/2033	2,500	2,517,928
Westerville City School District; Series 2018, COP	5.00%	12/01/2039	2,450	2,505,935
				36,516,883
Oklahoma–0.57%
Grand River Dam Authority; Series 2023, RB	5.00%	06/01/2037	1,800	1,939,937
Oklahoma (State of) Capitol Improvement Authority (Capitol Repair); Series 2018 C, RB	5.00%	01/01/2038	2,320	2,371,783
Oklahoma (State of) Development Finance Authority (Sommerset); Series 2015, RB	5.00%	07/01/2025	420	419,853
Oklahoma (State of) Turnpike Authority (Senior Bonds); Series 2025 A, RB	5.00%	01/01/2036	1,000	1,120,405
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Tulsa County Independent School District No. 4 Bixby; Series 2025, GO Bonds	5.00%	06/01/2027	$1,000	$1,034,770
Tulsa Municipal Airport Trust Trustees; Series 2025, Ref. RB(f)	6.25%	12/01/2035	1,000	1,094,192
University of Oklahoma (The);
Series 2014 C, Ref. RB	5.00%	07/01/2027	500	500,507
Series 2014 C, Ref. RB	5.00%	07/01/2029	250	250,237
				8,731,684
Oregon–0.90%
Clackamas & Washington Counties School District No. 3; Series 2015, Ref. GO Bonds (CEP - Oregon School Bond Guaranty)(a)(b)	5.00%	06/15/2025	1,250	1,250,856
Morrow (Port of), OR (Bonneville Cooperation Project No. 4); Series 2024 A, GO Bonds(d)	5.15%	10/01/2026	3,000	3,004,476
Oregon (State of); Series 2020 J, Ref. VRD GO Bonds(e)	1.45%	06/04/2025	600	600,000
Oregon (State of) (Article XI-Q State); Series 2016, Ref. GO Bonds	5.00%	05/01/2032	2,885	2,927,737
Oregon Health & Science University;
Series 2016 B, Ref. RB	5.00%	07/01/2033	1,275	1,288,817
Series 2016 B, Ref. RB	5.00%	07/01/2036	3,270	3,301,638
Series 2016 B, Ref. RB	5.00%	07/01/2039	1,390	1,399,789
				13,773,313
Pennsylvania–3.53%
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University); Series 2017, RB	5.00%	10/15/2026	205	204,514
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018, Ref. RB	5.00%	04/01/2033	3,800	3,916,498
Allegheny (County of), PA Sanitary Authority; Series 2024, Ref. RB	5.00%	12/01/2036	625	682,148
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System); Series 2017 A, Ref. RB	5.00%	10/01/2035	2,025	2,070,206
Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School);
Series 2024, Ref. RB(d)	5.00%	10/01/2029	350	364,774
Series 2024, Ref. RB(d)	5.00%	10/01/2034	705	734,120
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC); Series 2023 A, Ref. RB(b)	4.10%	04/03/2028	3,000	3,037,679
Pennsylvania (Commonwealth of); First Series 2015, GO Bonds	5.00%	03/15/2028	1,600	1,602,065
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority;
Series 2016 AT-1, RB	5.00%	06/15/2031	1,965	1,998,629
Series 2016 AT-1, RB(a)	5.00%	06/15/2031	355	386,875
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015 B, VRD RB(e)	2.77%	06/11/2025	10,095	10,095,000
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2024-145A, RB	6.00%	10/01/2054	1,490	1,604,355
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2016 A, Ref. RB	5.00%	12/01/2030	9,990	10,223,571
Series 2023 B, VRD Ref. RB (LOC - Td Bank N.A.)(e)(h)	1.95%	06/11/2025	6,650	6,650,000
Philadelphia (City of), PA;
Fourteenth Series 2016, Ref. RB	5.00%	10/01/2031	3,270	3,334,305
Fourteenth Series 2016, Ref. RB	5.00%	10/01/2032	1,400	1,426,982
Series 2015 B, GO Bonds	5.00%	08/01/2033	4,000	4,008,481
Series 2015, Ref. RB	5.00%	08/01/2025	1,170	1,173,192
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	785	786,028
				54,299,422
Puerto Rico–0.63%
Puerto Rico (Commonwealth of); Series 2021 A-1, GO Bonds	5.38%	07/01/2025	3,660	3,662,958
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - AGI)(c)	5.00%	07/01/2026	100	100,004
Series 2005 RR, RB (INS - SGI)(c)	5.00%	07/01/2026	3,905	3,905,159
Series 2005 RR, RB (INS - SGI)(c)	5.00%	07/01/2027	1,505	1,505,107
Series 2008 WW, RB (INS - AGI)(c)	5.25%	07/01/2033	500	490,141
				9,663,369
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–1.61%
Bristol Warren Regional School District; Series 2025, GO Notes	5.00%	06/04/2026	$12,400	$12,628,161
Rhode Island Health & Educational Building Corp.; Series 2017 G, RB (INS - AGI)(c)	5.00%	05/15/2039	2,520	2,549,026
Rhode Island Housing & Mortgage Finance Corp. (Green Bonds); Series 2024 1-A, RB (CEP - Federal Housing Administration)(b)	3.60%	10/01/2027	3,000	3,006,487
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	1,145	1,145,913
Series 2015 B, Ref. RB	4.50%	06/01/2045	5,385	5,384,690
				24,714,277
South Carolina–1.52%
Florence & Darlington (Counties of), SC Commission for Technical Education; Series 2014, Ref. RB	5.00%	03/01/2028	620	620,919
Piedmont Municipal Power Agency; Series 2021 C, Ref. RB	5.00%	01/01/2032	4,000	4,070,363
SCAGO Educational Facilities Corp. for Pickens School District;
Series 2015, Ref. RB	5.00%	12/01/2028	1,800	1,801,789
Series 2015, Ref. RB	5.00%	12/01/2030	1,190	1,191,052
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare);
Series 2024, RB	5.00%	11/15/2027	250	256,434
Series 2024, RB	5.00%	11/15/2028	275	283,880
Series 2024, RB	5.00%	11/15/2029	250	259,052
Series 2024, RB	5.00%	11/15/2030	250	259,799
Series 2024, RB	5.00%	11/15/2031	280	291,250
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health); Series 2025, Ref. RB(b)	5.00%	11/01/2030	3,140	3,311,484
South Carolina (State of) Public Service Authority;
Series 2016 A, Ref. RB	5.00%	12/01/2029	1,885	1,901,150
Series 2016 A, Ref. RB (INS - AGI)(c)	5.00%	12/01/2032	5,000	5,047,437
Series 2016 A, Ref. RB	5.00%	12/01/2035	3,000	3,006,644
Series 2025 B, Ref. RB	5.00%	12/01/2026	1,000	1,028,949
				23,330,202
Tennessee–2.44%
Metropolitan Nashville Airport Authority (The); Series 2015 B, RB(f)	5.00%	07/01/2033	1,550	1,550,346
Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2027	1,835	1,860,167
Series 2018, RB(b)	4.00%	11/01/2025	19,060	19,069,431
Tennessee Energy Acquisition Corp. (Gas); Series 2023 A-1, Ref. RB(b)	5.00%	05/01/2028	7,415	7,594,155
Tennessee Housing Development Agency (Social Bonds); Series 2022, RB	5.50%	01/01/2053	3,115	3,250,718
Williamson (County of), TX Industrial Development Board; Series 2023, RB(b)	5.00%	05/01/2027	4,125	4,223,060
				37,547,877
Texas–9.72%
Alamo Community College District; Series 2007, GO Bonds (INS - NATL)(c)	4.50%	08/15/2033	590	590,306
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2021, RB(b)(d)	4.50%	06/15/2026	1,100	1,093,909
Austin (City of), TX; Series 2015 A, Ref. RB	5.00%	11/15/2029	5,600	5,628,748
Austin Independent School District; Series 2017, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2035	1,160	1,178,856
Board of Regents of the University of Texas System; Series 2025 A, RB	5.00%	08/15/2026	2,500	2,564,473
Boerne Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(b)	3.85%	12/01/2027	2,490	2,527,963
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(d)(f)	3.63%	07/01/2026	2,200	2,105,041
Central Texas Regional Mobility Authority; Series 2021 C, RB	5.00%	01/01/2027	5,700	5,756,705
Conroe Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	7,810	7,925,824
Dallas (City of), TX;
Series 2015 A, Ref. RB	5.00%	10/01/2032	3,835	3,850,794
Series 2017, RB	5.00%	10/01/2031	1,745	1,807,604
Series 2021, Ref. RB	5.00%	08/15/2025	1,330	1,334,280
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Dallas (City of), TX (Dallas, Denton, Collin and Rockwall Counties); Series 2016 A, Ref. RB	5.00%	10/01/2041	$1,000	$1,012,158
Dallas (City of), TX Independent School District; Series 2025 A-1, GO Bonds (CEP - Texas Permanent School Fund)(b)	5.00%	02/15/2026	3,560	3,597,111
Dallas College; Series 2022, GO Bonds	5.00%	02/15/2035	3,250	3,253,991
Denton (City of), TX;
Series 2017, RB	5.00%	12/01/2030	1,320	1,349,116
Series 2017, RB	5.00%	12/01/2035	3,240	3,280,990
DeSoto Independent School District; Series 2015 B, Ref. GO Bonds (INS - BAM)(c)	5.00%	08/15/2032	2,000	2,005,928
El Paso (City of), TX; Series 2016, GO Bonds	5.00%	08/15/2034	2,100	2,134,142
Fort Bend (County of), TX; Series 2025, Ref. RB (INS - AGI)(c)	5.00%	03/01/2028	1,000	1,052,340
Friendswood Independent School District; Series 2024, GO Notes	5.00%	02/15/2031	1,500	1,522,140
Garland (City of), TX;
Series 2016 B, RB	5.00%	03/01/2031	1,000	1,010,693
Series 2016 B, RB	5.00%	03/01/2033	1,000	1,008,602
Series 2016 B, RB	5.00%	03/01/2034	1,000	1,007,397
Grand Prairie Independent School District; Series 2011, Ref. GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2026	675	675,317
Gulf Coast Authority (Bayport Area System); Series 2015, RB (INS - AGI)(c)	5.00%	10/01/2031	1,410	1,417,612
Harris & Montgomery (Counties of), TX Municipal Utility District No. 386; Series 2014, GO Bonds (INS - AGI)(c)	4.00%	09/01/2030	620	620,223
Harris (County of), TX; Series 2016 A, Ref. RB	5.00%	08/15/2034	1,685	1,710,342
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2016, RB	5.00%	07/01/2038	1,605	1,615,786
Harris County Cultural Education Facilities Finance Corp. (Teco Project); Series 2017, Ref. RB	5.00%	11/15/2033	3,675	3,770,843
Highland Park Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.25%	02/15/2026	1,145	1,164,433
Houston (City of), TX Convention & Entertainment Facilities Department; Series 2001 B, RB (INS - AGI)(c)(g)	0.00%	09/01/2025	4,650	4,609,511
Humble Independent School District; Series 2015 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)(a)(b)	4.00%	06/23/2025	9,595	9,600,398
La Vernia(City of), TX independent school District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(j)	5.00%	02/15/2030	1,000	1,082,810
Lamar Consolidated Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	1,000	1,006,684
Leander Independent School District;
Series 2015 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)(a)(b)	5.00%	08/15/2025	3,000	3,010,829
Series 2025 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)(g)	0.00%	08/15/2026	800	769,043
Series 2025 B, Ref. GO Bonds(g)	0.00%	08/15/2026	1,400	1,344,264
Lewisville Independent School District;
Series 2016 B, Ref. GO Bonds	5.00%	08/15/2028	1,000	1,003,618
Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2027	2,000	2,088,927
Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2028	2,250	2,393,381
Lovejoy Independent School District; Series 2016, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2033	2,665	2,694,277
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2025, Ref. RB	5.00%	05/15/2026	1,000	1,018,128
Lubbock (City of), TX; Series 2025, RB	5.00%	02/15/2036	1,160	1,289,658
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(f)	4.63%	10/01/2031	1,000	998,907
Mueller Local Government Corp.; Series 2009, RB	4.25%	09/01/2029	30	30,019
North East Independent School District; Series 2015, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2031	2,355	2,361,675
North Harris (County of), TX Regional Water Authority; Series 2013, Ref. RB (INS - BAM)(c)	5.00%	12/15/2030	205	205,226
North Texas Municipal Water District; Series 2015, Ref. RB	5.00%	09/01/2034	5,000	5,015,010
North Texas Tollway Authority; Series 2016 A, Ref. RB	5.00%	01/01/2031	1,000	1,009,533
Pecos Barstow Toyah Independent School District;
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2038	1,350	1,358,647
Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	1,885	1,893,692
Permanent University Fund - University of Texas System; Series 2025 A, Ref. RB	5.00%	07/01/2036	6,695	7,561,889
Plano (City of), TX; Series 2023, Ref. GO Bonds	5.00%	09/01/2036	3,370	3,690,240
San Antonio Independent School District; Series 2016, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2031	1,615	1,647,704
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant (County of), TX Regional Water District; Series 2015, Ref. RB	5.00%	03/01/2028	$1,055	$1,056,429
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health); Series 2016, Ref. RB	5.00%	11/15/2032	1,020	1,033,382
Texas (State of) Water Development Board (State Water Implementation Fund); Series 2015 A, RB	5.00%	10/15/2031	2,875	2,890,092
Texas Municipal Gas Acquisition & Supply Corp. II; Series 2007, RB (SIFMA Municipal Swap Index + 0.55%)(j)	2.52%	09/15/2027	8,715	8,656,963
University of Houston;
Series 2017 A, Ref. RB	5.00%	02/15/2033	2,275	2,298,884
Series 2017 A, Ref. RB	5.00%	02/15/2034	5,000	5,050,057
West Travis County Public Utility Agency; Series 2017, Ref. RB (INS - BAM)(c)	5.00%	08/15/2030	45	46,678
Wink-Loving Independent School District;
Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	500	501,809
Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	700	702,346
				149,494,377
Utah–0.22%
Grand (County of), UT School District Local Building Authority;
Series 2019, RB (INS - AGI)(c)	5.00%	12/15/2030	1,370	1,381,038
Series 2019, RB (INS - AGI)(c)	5.00%	12/15/2038	2,040	2,050,169
				3,431,207
Virginia–0.12%
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2023 B-3, RB	5.38%	09/01/2029	1,850	1,865,293
Washington–3.92%
Central Puget Sound Regional Transit Authority; Series 1999, RB (INS - NATL)(c)	4.75%	02/01/2028	940	942,434
Discovery Clean Water Alliance; Series 2022, RB	5.00%	12/01/2025	1,210	1,221,534
Energy Northwest;
Series 2015 C, Ref. RB(a)	5.00%	07/01/2025	1,295	1,296,877
Series 2025 A, Ref. RB	5.00%	07/01/2027	5,000	5,225,774
Energy Northwest (Columbia Generating Station);
Series 2015 A, Ref. RB(a)(b)	5.00%	07/01/2025	1,275	1,276,848
Series 2015 C, Ref. RB(a)(b)	5.00%	07/01/2025	1,385	1,387,008
Series 2015, Ref. RB(a)(b)	5.00%	07/01/2025	2,265	2,268,283
Grant (County of), WA Public Utility District No. 2; Series 2023 U, Ref. RB	4.00%	01/01/2026	5,725	5,749,150
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	10	10,000
King County School District No. 401 Highline; Series 2025, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	700	782,755
King County School District No. 411 Issaquah; Series 2017, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2032	1,035	1,056,117
Lewis (County of), WA Public Utility District No. 1; Series 2013, Ref. RB	5.25%	04/01/2032	5,000	5,020,300
Seattle (Port of), WA; Series 2017, GO Bonds	5.00%	01/01/2036	4,000	4,073,251
University of Washington; Series 2015 B, Ref. RB(a)(b)	5.00%	06/01/2025	1,010	1,010,000
Washington (State of);
Series 2015 A-1, GO Bonds(a)(b)	5.00%	08/01/2025	10,000	10,029,941
Series 2016 B, GO Bonds	5.00%	08/01/2031	1,205	1,228,598
Series 2016 C, GO Bonds	5.00%	02/01/2034	2,760	2,786,669
Washington (State of) Health Care Facilities Authority; Series 2015 B, Ref. RB	5.00%	10/01/2038	1,745	1,746,995
Washington (State of) Health Care Facilities Authority (Multicare Health System); Series 2015 B, Ref. RB	5.00%	08/15/2031	2,505	2,504,845
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2025	125	125,072
Series 2012 A, RB	5.00%	10/01/2026	2,540	2,541,627
Series 2012 A, RB	5.00%	10/01/2027	2,415	2,420,173
Series 2012 A, RB	5.00%	10/01/2028	165	165,302
Series 2012 A, RB	4.25%	10/01/2040	2,800	2,651,062
Washington State University; Series 2025, Ref. RB	5.00%	04/01/2035	2,490	2,801,018
				60,321,633
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–0.07%
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2017, RB	5.00%	06/01/2035	$1,100	$1,118,690
Wisconsin–2.94%
Central Brown (County of), WI Water Authority; Series 2024 A, Ref. RB	5.00%	11/01/2026	1,455	1,491,603
Wisconsin (State of); Series 2017 A, RB(a)(b)	5.00%	06/01/2025	1,110	1,110,000
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group); Series 2016 A, Ref. RB	5.00%	11/15/2039	1,350	1,354,080
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2013, RB	5.00%	08/15/2026	100	100,216
Series 2013, RB	5.00%	08/15/2027	800	801,657
Wisconsin (State of) Health & Educational Facilities Authority (Forensic Science and Protective Medicine Facility); Series 2024, RB(d)	5.00%	08/01/2027	6,770	6,867,015
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2014, Ref. RB	5.00%	11/15/2029	1,800	1,801,642
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2027	3,225	3,233,563
Wisconsin (State of) Health & Educational Facilities Authority (Unitypoint Health);
Series 2014 A, RB	5.00%	12/01/2028	980	981,910
Series 2014 A, RB	5.00%	12/01/2029	1,475	1,477,827
Wisconsin (State of) Housing & Economic Development Authority; Series 2023 E, RB(b)	3.88%	05/01/2027	4,400	4,411,900
Wisconsin (State of) Public Finance Authority; Series 2015 A, RB(a)(b)(d)	5.50%	06/15/2025	6,000	6,004,843
Wisconsin (State of) Public Finance Authority (Cincinnati Classical Academy); Series 2024, RB(d)	5.25%	06/15/2035	1,070	1,051,969
Wisconsin (State of) Public Finance Authority (Duke Energy Progress); Series 2022, Ref. RB(b)	3.30%	10/01/2026	1,745	1,727,455
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development);
Series 2016, RB	5.00%	03/01/2030	2,375	2,400,440
Series 2016, RB	5.00%	03/01/2032	4,315	4,356,758
Series 2016, RB	5.00%	03/01/2035	2,000	2,016,554
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	660	669,110
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center); Series 2015 A, Ref. RB	5.00%	06/01/2031	3,295	3,296,152
				45,154,694
Total Municipal Obligations (Cost $1,500,306,393)				1,500,037,178
			Shares
MuniFund Preferred Shares–1.23%
Nuveen AMT-Free Quality Municipal Income Fund, MFP, Series D(d)(e)			10,000,000	10,000,000
Nuveen AMT-Free Quality Municipal Income Fund(d)(e)			8,880,000	8,880,000
Total MuniFund Preferred Shares (Cost $18,880,000)				18,880,000

Exchange-Traded Funds–0.05%
Invesco Rochester High Yield Municipal ETF (Cost $872,950)(k)			17,000	851,618
	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–0.00%
California–0.00%
CalPlant I LLC; Exit Facility (Cost $75,000)(d)(l)	15.00%	07/01/2025	$75	14,716
TOTAL INVESTMENTS IN SECURITIES(m)–98.86% (Cost $1,520,134,343)				1,519,783,512
OTHER ASSETS LESS LIABILITIES–1.14%				17,507,165
NET ASSETS–100.00%				$1,537,290,677
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

Investment Abbreviations:
AGI	– Assured Guaranty Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
MFP	– MuniFund Preferred Shares
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $88,871,750, which represented 5.78% of the Fund’s Net Assets.

(e)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2025.

(f)	Security subject to the alternative minimum tax.
(g)	Zero coupon bond issued at a discount.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Restricted security. The aggregate value of these securities at May 31, 2025 was $603,000, which represented less than 1% of the Fund’s Net Assets.
(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2025.
(k)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2025	Dividend Income
Invesco Rochester High Yield Municipal ETF*	$873,372	$-	$-	$(21,754)	$-	$851,618	$27,151

*	Effective February 24, 2025, the underlying fund’s name changed.

(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Term Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,500,037,178	$—	$1,500,037,178
MuniFund Preferred Shares	—	18,880,000	—	18,880,000
Exchange-Traded Funds	851,618	—	—	851,618
U.S. Dollar Denominated Bonds & Notes	—	—	14,716	14,716
Total Investments in Securities	851,618	1,518,917,178	14,716	1,519,783,512
Other Investments - Assets
Investments Matured	—	6	4,905	4,911
Total Investments	$851,618	$1,518,917,184	$19,621	$1,519,788,423
Invesco Short Term Municipal Fund